Income Tax (Details) - Schedule of Deferred Income Tax Assets (liabilities) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Income Tax Assets (liabilities) [Abstract]
Net deferred income tax liabilities, beginning of the year	$ (47,917)	$ (47,128)
Deferred income tax expense recognized in net income for the year	(5,606)	(4,685)
Deferred income tax expense recognized in other comprehensive income for the year		240
Foreign exchange impact	2,415	3,656
Net deferred income tax liabilities, end of the year	$ (51,108)	$ (47,917)